Shareholder Report, Holdings (Details) - C000202340	Jun. 30, 2025
A
Holdings [Line Items]
Percent of Total Investments	0.60%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	3.40%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	41.70%
B
Holdings [Line Items]
Percent of Total Investments	45.20%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.60%
N/R
Holdings [Line Items]
Percent of Total Investments	0.50%